Employee compensation	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
Our employee compensation expense includes salaries and wages, employee future benefits, bonuses and termination costs, but excludes restructuring charges. Total compensation expense for the year ended December 31, 2025 was $961 million (2024 - $984 million).
Key management includes directors and officers, and their compensation expense and balance sheet date payables are as follows:

	2025	2024
Expense (recovery)
Salary and short-term employee benefits	$7	$7
Retirement benefits	1	1
Equity-based compensation[1]	(9)	10
	$—	$19
1.Amounts do not necessarily represent the actual value which will ultimately be paid.

	2025	2024
Payables and accrued liabilities
Compensation	$—	$—
Equity-based compensation[1]	16	27
	$16	$27
1.Amounts do not necessarily represent the actual value which will ultimately be paid.